Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve for Capital Increase in 2013 [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (1,345,368)	$ (1,908,106)	$ (1,891,502)
Reserve for Corporate Reorganization [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	716,712	691,210
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(439,290)	(508,682)	(500,833)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,490,604)	(1,567,941)	(2,286,335)
Reserve for Merger of Enel Américas, Endesa Américas and Chilectra Américas [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(730,748)	(725,018)
Reserve for Tender Offer of Endesa Américas and Withdrawal Rights [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(57,100)	(56,653)
Other Miscellaneous Reserves Previous Year [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(62,524)	(18,072)	18,922
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (3,408,922)	$ (4,093,262)	$ (4,659,748)